Stock Based Compensation Plans: (Details 2) (USD $)	9 Months Ended
Sep. 30, 2013
Stock Based Compensation Plans Details 2 [Abstract]
Outstanding Options Number: $0.29 - $0.73	69,168
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.50
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.73	$ 190,437
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	113 days
Exercisable Options Number: $0.29 - $0.73	69,168
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.50
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.73	190,437
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	113 days
Outstanding Options Number: $1.82 - $1.82	2,622,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	3,750,175
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 95 days
Exercisable Options Number: $1.82 - $1.82	1,953,750
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	2,793,863
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 95 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,263,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 252 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	583,380
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 120 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	583,380
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 120 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	62,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 256 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	62,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 256 days
Outstanding Options Number: $0.29 - $3.00	5,512,168
Outstanding Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.19
Outstanding Options Aggregate Intrinsic Value: $0.29 - $3.00	5,849,992
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 219 days
Exercisable Options Number: $0.29 - $3.00	3,893,418
Exercisable Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.32
Exercisable Options Aggregate Intrinsic Value: $0.29 - $3.00	$ 3,630,180
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 303 days